RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)																																																												3 Months Ended		9 Months Ended		12 Months Ended							32 Months Ended	61 Months Ended
	Oct. 25, 2021	Oct. 12, 2021	Oct. 04, 2021	Dec. 01, 2020	Dec. 01, 2020	Nov. 17, 2020	Nov. 04, 2020	Oct. 19, 2020	Sep. 10, 2020	Aug. 12, 2020	Jul. 16, 2020	Jun. 03, 2020	Apr. 08, 2020	Mar. 09, 2020	Feb. 19, 2020	Jan. 24, 2020	Dec. 18, 2019	Nov. 20, 2019	Oct. 21, 2019	Sep. 26, 2019	Sep. 05, 2019	Aug. 15, 2019	Aug. 15, 2019	Aug. 14, 2019	Jul. 03, 2019	Jul. 03, 2019	Apr. 26, 2019	Mar. 20, 2019	Mar. 20, 2019	Mar. 02, 2019	Mar. 01, 2019	Feb. 15, 2019	Feb. 01, 2019	Jan. 17, 2019	Jan. 05, 2019	Jan. 04, 2019	Jan. 04, 2019	Dec. 21, 2018	Oct. 12, 2018	Oct. 02, 2018	Oct. 01, 2018	Jul. 05, 2018	Jun. 29, 2018	Jun. 21, 2018	Jun. 05, 2018	Apr. 26, 2018	Mar. 31, 2018	Mar. 31, 2018	Jan. 09, 2018	Jan. 08, 2018	Jan. 08, 2018	Dec. 02, 2017	Jan. 23, 2017	Jun. 06, 2016	Jan. 14, 2016	Jan. 14, 2016	Jan. 20, 2015	Nov. 10, 2010	Dec. 26, 2006	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Aug. 14, 2020	Dec. 31, 2020	Jul. 08, 2021	Aug. 08, 2019
Related Party Transaction [Line Items]
Number of shares issued																				766,667				7,967,871				4,052,652
Stock issued during period, value																												$ 281,659	$ 281,659																																					$ 1,000,000
Outstanding balance																																																																									$ 180,244
Debt Instrument, interest rate																																																																	3.00%							3.00%
Interest expense and related accrued interest payable																																																												$ 40,138	$ 24,485	$ 40,138	$ 24,485		$ 36,562	15,581						$ 36,562
Annual salary																																																												162,498	$ 161,861	494,090	361,276		516,332	$ 627,197
Accrued salary balance																																																												2,918,540		2,918,540			$ 2,804,725							$ 2,804,725
Warrant exercise price per share																																																																	$ 0.001	$ 0.16						$ 0.001
In-kind contribution of interest																																																														61,968	38,981		$ 50,763	$ 22,337
Debt Instrument, Increase, Accrued Interest																																																														40,138	24,485
Payments for rent																																																					$ 960									3,683	6,263									$ 2,508
Loan interest - related party																																																												108,900		108,900
Related Party [Member]
Related Party Transaction [Line Items]
Interest expense and related accrued interest payable																																																												1,732,191		1,732,191			1,562,499	1,196,503						1,562,499
Payments for rent																																																														3,683	$ 6,263
Loan interest - related party																																																																	82,238	43,715						82,238
Royalty payable to related party																																																														65,292			65,292	65,292
Due to Officers or Stockholders																																																																	82,238							82,238
Subsequent Event [Member]
Related Party Transaction [Line Items]
Number of shares issued	3,043,955	4,205,118	2,957,622
Interest expense and related accrued interest payable	$ 1,205	$ 5,671	$ 2,301
Mr. Jonathan R. Rice [Member]
Related Party Transaction [Line Items]
Payroll payable																																																												6,390		6,390			103,730	64,352						103,730
Mr. Kenneth Le [Member]
Related Party Transaction [Line Items]
Accrued salary balance																																																												2,130		2,130			$ 888							$ 888
Stockholder [Member]
Related Party Transaction [Line Items]
Debt Instrument, interest rate																																																																	3.00%							3.00%
Interest expense and related accrued interest payable																																																																	$ 36,562	15,581						$ 36,562
Loan received				$ 70,000	$ 70,000	$ 35,000	$ 30,000	$ 30,000	$ 100,000	$ 100,000	$ 100,000	$ 150,000	$ 100,000	$ 100,000	$ 100,000	$ 100,000	$ 100,000	$ 100,000												$ 20,000	$ 20,000	$ 20,000	$ 30,000	$ 30,000	$ 17,000	$ 17,000	$ 3,000	$ 20,000	$ 11,000	$ 26,000	$ 26,000	$ 20,000	$ 15,000	$ 15,000	$ 20,000	$ 20,000	$ 15,000	$ 15,000		$ 100,000	$ 100,000	$ 30,000		$ 50,000																	$ 30,000
Loans payable																																																												1,657,000		1,657,000			1,657,000	642,000						1,657,000
In-kind contribution of interest																																																																	50,763	22,337
Chief Executive Officer And Chief Operations Officer [Member]
Related Party Transaction [Line Items]
Accounts payable and accrued expenses																																																												338,049		338,049			331,143	304,539						331,143
Principal Stockholder [Member]
Related Party Transaction [Line Items]
Accrued salary balance																																																												2,924,436		2,924,436			2,804,725	2,535,203						2,804,725
Director And Employee [Member]
Related Party Transaction [Line Items]
Payroll payable																																																												29,943		29,943			103,730							103,730
Office Employee [Member]
Related Party Transaction [Line Items]
Accrued salary balance																																																												26,110		26,110			22,900	4,477						22,900
Mr Rice [Member]
Related Party Transaction [Line Items]
Payroll payable																																																												6,391		6,391			103,730	64,351						103,730
Chief Operating Officer [Member]
Related Party Transaction [Line Items]
Accrued salary balance																																																																	103,730	64,351						103,730
Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
Accrued salary balance																																																												2,130		2,130			888	1,153						888
Intellectual Property Transfer Agreement [Member] | Mr. Thompson [Member]
Related Party Transaction [Line Items]
Number of shares issued																																																											200,000
Preferred stock voting rights																																																											voting rights equal to 100 common shares per share of preferred stock
Stock issued during period, value																																																											$ 120,000
Outstanding balance																																																												$ 65,292		$ 65,292			$ 65,292							$ 65,292
Debt Instrument, interest rate																																																												7.00%		7.00%			7.00%							7.00%
Interest expense and related accrued interest payable																																																												$ 9,973		$ 9,973			$ 8,503							$ 8,503
Dividends preferred stock																																																											0
Fair value of the payment																																																											$ 120,000
Debt instrument maturity date																																																											Dec. 26, 2007
Debt instrument term, description																																																											one year
Employment Agreement [Member]
Related Party Transaction [Line Items]
Extended expiration date description																																																	the Company extended the expiration date of a warrant for 2,000,000 shares of common stock from January 19, 2018 to January 31, 2020 and on January 10, 2020, the Company extended the expiration date of the warrant to January 10, 2025 for Mr. Rice
Extended expiration date description																																																	the Company extended the expiration date of a warrant for 2,000,000 shares of common stock from January 19, 2018 to January 31, 2020 and on January 10, 2020, the Company extended the expiration date of the warrant to January 10, 2025 for Mr. Rice.
Employment Agreement [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Annual salary																																																										$ 210,000							376,078	354,791		$ 315,764	$ 297,889	$ 281,027
Accrued salary balance																																																																	$ 2,804,725	$ 2,535,203						2,804,725
Agreement term																																																										5 years				5 years			5 years	5 years	5 years	5 years	5 years
Employment Agreement [Member] | Chief Executive Officer [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Annual salary																																																																$ 398,643
Employment Agreement [Member] | Mr. Jonathan R. Rice [Member]
Related Party Transaction [Line Items]
Annual salary																			$ 20,000			$ 20,000	$ 20,000				$ 20,000
Annual cash compensation																																																								$ 140,000	$ 120,000
Warrants term, description																																																							three-year	three
Warrant to purchase shares																																																							6,000,000	6,000,000																		6,000,000
Warrant exercise price per share																																																							$ 0.001	$ 0.001																		$ 0.2299
Extended expiration date description																																																	the Company extended the expiration date of the January 2015 warrant from January 19, 2018 to January 31, 2020, and on January 10, 2020 the Company extended the expiration date of the January 2015 warrant to January 10, 2025 and on March 15, 2018, the Company signed an extension of its at-will employment agreement with its COO, extending the term to January 31, 2019
One-time bonus																											$ 20,000
Working capital																			$ 6,000,000			$ 6,000,000	$ 6,000,000
Ownership percentage																			50.00%			50.00%	50.00%
Agreement term																																																								1 year	1 year
Extended expiration date description																																																	the Company extended the expiration date of the January 2015 warrant from January 19, 2018 to January 31, 2020, and on January 10, 2020 the Company extended the expiration date of the January 2015 warrant to January 10, 2025 and on March 15, 2018, the Company signed an extension of its at-will employment agreement with its COO, extending the term to January 31, 2019.
Employment Agreement [Member] | Mr. Jonathan R. Rice [Member] | Ownership [Member]
Related Party Transaction [Line Items]
Ownership percentage																			50.00%			50.00%	50.00%
Employment Agreement [Member] | Mr. Kenneth Le [Member]
Related Party Transaction [Line Items]
Accrued salary balance																																																												$ 3,018		$ 3,018			$ 888	$ 1,154						$ 888
Annual cash compensation																										$ 60,000
Warrants term, description																										three
Warrant to purchase shares																									2,000,000	2,000,000
Warrant exercise price per share																									$ 0.2299	$ 0.2299
Agreement term																									1 year	1 year
Operating Lease Agreements [Member]
Related Party Transaction [Line Items]
Payments for rent																					$ 44,800																																									$ 2,508			2,508
Lessee, Operating Lease, Term of Contract																																																					8 years
Operating Lease Agreements [Member] | President [Member]
Related Party Transaction [Line Items]
Payments for rent																																																					$ 960												960
Lessee, Operating Lease, Term of Contract																																																					8 years
Operating leases, rent expense																																																																	$ 13,092	14,793
Employment Agreement One [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Annual salary																																																																		$ 334,708
Agreement term																																																																		5 years